Intangible assets, net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,686,050	¥ 11,941,786	¥ 30,345,632
Less: accumulated amortization	(1,141,830)	(8,087,239)	(14,969,108)
Less: intangible assets impairment loss	(544,220)	(3,854,547)
Total			15,376,524
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	183,546	1,300,000	13,300,000
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	1,446,028	10,241,786	14,745,632
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 56,476	¥ 400,000	¥ 2,300,000